Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
3. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited interim financial statements have been prepared in accordance with the instructions to Form
10-Q
and Article 10 of Regulation
S-X.
Accordingly, they do not include all information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. These statements reflect all normal and recurring adjustments which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows of the Company for the interim periods presented. However, the results of operations for the interim period presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2021, or any other future period.
The Company consolidates entities in which it retains a controlling financial interest or entities that meet the definition of a variable interest entity (“VIE”) for which it is deemed to be the primary beneficiary. In performing an analysis of whether it is the primary beneficiary, at initial investment and at each quarterly reporting period, the Company considers whether it individually has the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and also has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The determination of whether an entity is a VIE, and whether the Company is the primary beneficiary, involves significant judgments, including the determination of which activities most significantly affect the entity’s performance, estimates about the current and future fair values and performance of assets held by the entity and/or general market conditions.
If an entity is determined to be a VIE, the Company evaluates whether it is the primary beneficiary. The primary beneficiary analysis is a qualitative analysis based on power and benefits. The Company consolidates a VIE if it has both power and benefits—that is, (i) the power to direct the activities of a VIE that most significantly influence the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE, or the right to receive benefits from the VIE that potentially could be significant to the VIE. The Company consolidates all VIEs for which it is the primary beneficiary, including the Company’s joint ventures with TruAmerica Multifamily, LLC (“TruAmerica”), Hines Interests Limited Partnership (“Hines”), Holland Partner Group (“Holland”) and Waterford Property Company (“Waterford”) to hold the Anzio Apartments/Arbors, Two Liberty, Ezlyn and Lakes properties, respectively (see Note 4). As of June 30, 2021, the total assets and liabilities of the Company’s consolidated VIEs, were $329.8 million and $234.1 million, respectively. Such amounts are included on the Company’s Consolidated Balance Sheets. For each of our Company’s consolidated VIEs, certain assets are pledged as collateral for specific obligations of the VIE. There are no creditors or other partners of the Company’s consolidated VIEs that have recourse to its general credit. The Company’s maximum exposure to the Company’s consolidated VIEs is limited to the Company’s variable interests in each VIE.
If a legal entity fails to meet any of the three characteristics of a VIE (due to insufficiency of equity, existence of non-substantive
voting rights, or lack of a controlling financial interest), the Company then evaluates such entity under the voting model. Under the voting model, the Company consolidates the entity if it determines that it, directly or indirectly, has greater than 50% of the voting rights and that other equity holders do not have substantive participating rights.
If the Company has a variable interest in a VIE but is not the primary beneficiary, or if the Company has the ability to exercise significant influence over a voting interest entity but does not have control, it accounts for its investment using the equity method of accounting.
COVID-19
The global pandemic of a new strain of coronavirus known as
COVID-19
continues to adversely impact global commercial activity and has contributed to significant uncertainty and volatility in financial markets. The global impact of the outbreak has been rapidly evolving, and has spread around the world with many countries and other jurisdictions instituting quarantines, shelter in place orders, restrictions on travel, and limiting significantly operations of non-essential
businesses in an effort to reduce the spread of infection. Among other effects, these actions have created a disruption in global supply chains, a reduction in purchases by consumers, significantly increased unemployment, a demand shock in oil prices and have adversely impacted a number of industries directly, such as transportation, hospitality and entertainment as well as economic stimulus and other government intervention.
The rapid development and fluidity of this situation is without precedent in modern history and the ultimate adverse impact of the novel coronavirus at this time is unknown. Nevertheless, the novel coronavirus presents material uncertainty and risk with respect to the Company’s performance and financial results, such as negative impact to occupancy, rent collections, results of operations or market values of the Company’s properties, increased costs of operations, increased risk of defaults in its portfolio of real estate debt investments, decreased availability of financing arrangements, changes in law and/or regulation, and uncertainty regarding government and regulatory policy.
As of August 16, 2021, approximately half of the population in the United States of America had received a coronavirus vaccination. Federal, state and city governments continue to lift coronavirus-related restrictions to varying levels. As jurisdictions and businesses reopen, economic activity is expected to improve, but there is no certainty that this will be the case. The Company is unable to estimate the impact the changing situation will have on its financial results at this time.
Investments in Real Estate
The Company evaluates each real estate acquisition to determine whether the integrated set of acquired assets and activities meets the definition of a business. Generally, acquisitions of real estate or in-substance
real estate are not expected to meet the definition of a business because substantially all of the fair value is concentrated in a single identifiable asset or group of similar identifiable assets (i.e. land, buildings and related intangible assets) or because the acquisition does not include a substantive process in the form of an acquired workforce or an acquired contract that cannot be replaced without significant cost, effort or delay. When evaluating acquired service or management contracts, the Company considers the nature of the services performed, the terms of the contract relative to similar arm’s length contracts, and the availability of comparable service providers in evaluating whether the acquired contract constitutes a substantive process. The acquisitions of Anzio Apartments, Two Liberty, Ezlyn, Lakes and Arbors properties were accounted for as asset acquisitions because substantially all of the fair value was concentrated in the land, buildings and related intangible assets.
For acquisitions of real estate and
in-substance
real estate that are accounted for as business combinations, the Company recognizes the assets acquired (including the intangible value of acquired above- or below-market leases, acquired in-place
leases, tenant relationships and other intangible assets or liabilities), liabilities assumed, noncontrolling interests, and previously existing ownership interests, if any, at fair value as of the acquisition date. Any excess (deficit) of the consideration transferred relative to the fair value of the net assets acquired is recognized as goodwill (bargain purchase gain). In business combinations, the preliminary purchase price allocation may be subject to change based upon additional information about facts and circumstances that existed as of the acquisition date, with such measurement period extending no later than 12 months from the acquisition date. Acquisition costs related to business combinations are expensed as incurred.
Acquisitions of real estate and
in-substance
real estate that do not meet the definition of a business are accounted for as asset acquisitions. The accounting model for asset acquisitions is similar to the accounting model for business combinations except that the consideration transferred (including acquisition costs) is allocated to the acquired assets and assumed liabilities on a relative fair value basis. As a result, asset acquisitions do not result in the recognition of goodwill or a bargain purchase gain. The results of operations of acquired properties are included in the Company’s results of operations from the respective dates of acquisition. Estimates of future cash flows used to estimate the fair values of identifiable assets acquired and liabilities assumed are based upon a number of factors including the property’s historical operating results, known and anticipated trends, and market and economic conditions. Values of buildings and improvements are determined on an as-if-vacant
basis.
The estimated fair value of acquired
in-place
leases include the costs the Company would have incurred to lease the properties to their occupancy levels at the date of acquisition. Such estimates include the fair value of leasing commissions, legal costs and other direct costs that would be incurred to lease the properties to such occupancy levels. The Company evaluates avoided costs over the time period over which occupancy levels at the date of acquisition would be achieved had the property been acquired vacant. Such evaluation includes an estimate of the net market-based rental revenues and net operating costs (primarily consisting of real estate taxes, insurance and utilities) that would be incurred during the lease-up
period. Acquired
in-place
leases are amortized over the remaining lease terms as a component of depreciation and amortization expense.
For acquired
in-place
leases, above- and below-market lease values are recorded based on the present value (using an interest rate that reflects the risks associated with the lease acquired) of the difference between the contractual amounts to be paid pursuant to the in-place
leases and management’s estimate of fair market value lease rates for the corresponding in-place
leases. The values of acquired above- and below-market leases are amortized over the terms of the related leases and recognized as either increases (for below-market leases) or decreases (for above-market leases) to rental revenue. Should a tenant terminate its lease, the unamortized portion of the in-place
lease value is charged to amortization expense and the unamortized portion of the above- or below-market lease value is charged to rental revenue.
Expenditures that improve or extend the life of an acquired property are capitalized and depreciated over their estimated useful life. Expenditures for ordinary maintenance and repairs are expensed as incurred. The cost of buildings and improvements includes the purchase price of the Company’s properties and any acquisition-related costs, along with any subsequent improvements to such properties. The Company’s investments in real estate are stated at cost and are generally depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Description	Depreciable Life
Building	30-40 years
Building and site improvements	5-10 years
Furniture, fixtures and equipment	1-7 years
Tenant improvements	Shorter of estimated useful life or lease term
In-place lease intangibles	Over lease term
Above and below market leases	Over lease term
Lease origination costs	Over lease term
The Company reviews its real estate portfolio on a periodic basis to ascertain if there are any indicators of impairment in the carrying values of any of its real estate assets, including deferred costs and intangibles, in order to determine if there is any need for an impairment charge. In reviewing the portfolio, the Company examines the type of asset, the economic situation in the area in which the asset is located, the economic situation in the industry in which the tenant is involved and the timeliness of the payments made by the tenant under its lease, as well as any current correspondence that may have been had with the tenant, including property inspection reports. For each real estate asset for which indicators of impairment are identified, the Company performs a recoverability analysis that compares future undiscounted cash flows expected to result from the use and eventual disposition of the asset to its carrying value. If the undiscounted cash flow analysis yields an amount which is less than the assets’ carrying amount, an impairment loss will be recorded equal to the amount by which the carrying value of the asset exceeds its estimated fair value. The estimated fair value is determined using a discounted cash flow model of the expected future cash flows through the useful life of the property. Real estate assets that are expected to be disposed of are valued at the lower of carrying amount or fair value less costs to sell on an individual asset basis. As of June 30, 2021, the Company had not identified any indicators of impairment with respect to its real estate portfolio.
Investments in Real Estate-Related Loans and Securities
Loans that the Company has the intent and ability to hold for the foreseeable future are classified as held for investment. Originated loans are recorded at amortized cost, or outstanding unpaid principal balance less net deferred loan fees. Net deferred loan fees include unamortized origination and other fees charged to the borrower less direct incremental loan origination costs incurred by the Company. Purchased loans are recorded at amortized cost, or unpaid principal balance plus purchase premium or less unamortized discount. Costs to purchase loans are expensed as incurred.
Interest income is recognized based upon contractual interest rate and unpaid principal balance of the loans. Net deferred loan fees on originated loans are deferred and amortized as adjustments to interest income over the expected life of the loans using the effective yield method. Premium or discount on purchased loans are amortized as adjustments to interest income over the expected life of the loans using the effective yield method. When a loan is prepaid, prepayment fees and any excess of proceeds over the carrying amount of the loan are recognized as additional interest income.
Loans that are past due 90 days or more as to principal or interest, or where reasonable doubt exists as to timely collection, are generally considered nonperforming and placed on nonaccrual. Interest receivable is reversed against interest income when loans are placed on nonaccrual status. Interest collected on a nonaccrual loan is either recognized as income on a cash basis or applied as a reduction to the loan’s carrying value, depending on the ultimate collectability of the loan. Loans may be restored to accrual status when all principal and interest are current and full repayment of the remaining contractual principal and interest are reasonably assured.
Unrealized gain/loss on floating rate debt security investments are determined using price quotations provided by independent third party valuation firms and are included in other income (expense) on the consolidated statement of operations.
Loans are considered to be impaired when it is probable that the Company will not be able to collect all amounts due in accordance with contractual terms, including consideration of the underlying collateral value. As of June 30, 2021, each of the Company’s real-estate related loans was performing in accordance with its contractual terms and management has not established an allowance for loan losses.
Use of Estimates
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities and accrued expenses at the date of the balance sheet. The Company believes the estimates and assumptions underlying the consolidated financial statements are reasonable and supportable based on the information available as of June 30, 2021. However, uncertainty over the ultimate impact
COVID-19
will have on the global economy and the Company’s business makes any estimates and assumptions as of June 30, 2021 inherently less certain than they would be absent the current and potential impacts of
COVID-19.
Actual results could differ from those estimates.
Revenue Recognition
Rental revenue primarily consists of base rent arising from tenant leases at the Company’s properties. Rental revenue is recognized on a straight-line basis over the life of the lease, including any rent steps or abatement provisions. The Company begins to recognize revenue upon the acquisition of the related property or when a tenant takes possession of the leased space. Other rental revenues include amounts due from tenants for costs related to common area maintenance, real estate taxes, and other recoverable costs included in lease agreements. The Company recognizes the reimbursement of such costs incurred as tenant reimbursement income.
The Company periodically reviews tenant receivables and unbilled rent receivables to determine whether they are collectible. In making this determination, the Company considers each tenant’s payment history and financial condition. If a receivable is deemed to be uncollectible, the Company will either reserve for the receivable through an allowance, or write-off
the receivable.
On April 10, 2020, the Financial Accounting Standards Board (FASB) staff issued a question-and-answer
document to address stakeholder questions on the application of the lease accounting guidance for lease concessions related to the effects of the
COVID-19
pandemic.
Many lessors are, or will be, providing lease concessions to tenants impacted by the economic disruptions caused by the pandemic. For concessions related to the effects of the
COVID-19
pandemic, an entity will not have to analyze each contract to determine whether enforceable rights and obligations for concessions exist in the contract and can elect to apply or not apply the accounting for a change in lease provisions guidance in Accounting Standard Codification 840, Leases, to those contracts.
The Company has provided rent deferrals as concessions to tenants impacted by the pandemic. The Company has concluded that each concession does not represent a substantial increase in the rights of the lessor or the obligations of the lessee. Accordingly, the Company has elected to not account for each concession as a change in the provisions of the lease and rather, has assumed each concession was always contemplated by the contract. During the six months ended June 30, 2021, the Company provided a rent deferral to one tenant for an immaterial amount.
Cash and Cash Equivalents
Cash and cash equivalents represent cash held in banks, cash on hand, and liquid investments with original maturities of three months or less. The Company may have bank balances in excess of federally insured amounts; however, the Company deposits its cash and cash equivalents with high credit-quality institutions to minimize credit risk exposure.
Restricted Cash
As of June 30, 2021, restricted cash of $4.0 million consisted of $0.4 million for construction reserves, $0.4 million of security deposits, $
0.3
 million of escrow reserves, $
1.7
 million of escrow loan deposits and $1.2 million for real estate taxes. As of December 31, 2020, restricted cash of $3.3 million consisted of $2.4 million for construction reserves, $0.4 million of security deposits and $0.5 million for real estate taxes.
Deferred Charges
The Company’s deferred charges include financing and leasing costs. Deferred financing costs include legal, structuring, and other loan costs incurred by the Company for its financing agreements. Deferred financing costs related to the Company’s mortgage notes and term loans are recorded as an offset to the related liability and amortized over the term of the applicable financing instruments. Deferred financing costs related to the Company’s revolving credit facilities and affiliate line of credit are recorded as a component of Other Assets on the Company’s Consolidated Balance Sheets and amortized over the term of the applicable financing agreements. Deferred leasing costs incurred in connection with new leases, which consist primarily of brokerage and legal fees, are recorded as a component of Other Assets on the Company’s Consolidated Balance Sheets and amortized over the life of the related lease.
Derivative Instruments
In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments. The Company recognizes all derivatives as either assets or liabilities in the Consolidated Balance Sheets and measures those instruments at fair value. When the Company enters into a derivative contract, it may or may not elect to designate the derivative as a hedging instrument and apply hedge accounting as part of its overall risk management strategy. In other situations, when a derivative does not qualify for hedge accounting or when the derivative and the hedged item are both recorded in current-period earnings and thus deemed to be economic hedges, hedge accounting is not applied. Freestanding derivatives are financial instruments that the Company enters into as part of its overall risk management strategy but do not utilize hedge accounting. These financial instruments may include interest-rate swaps and other derivative contracts. As of June 30, 2021, the Company had one interest-rate cap and one interest-rate swap contract. The derivatives are accounted for as freestanding instruments and changes in fair value are recorded in current-period earnings.
Non-Controlling
Interests
Non-controlling
interests of $7.2 million as of June 30, 2021 and $7.7 million as of December 31, 2020 represent interests held by TruAmerica, Hines, Holland and Waterford, our joint venture partners in Anzio Apartments/Arbors, Two Liberty, Ezlyn and Lakes, respectively.
Fair Value Measurement
Under normal market conditions, the fair value of an investment is the amount that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Additionally, there is a hierarchal framework that prioritizes and ranks the level of market price observability used in measuring investments at fair value. Market price observability is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and the state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy:
Level 1 — quoted prices are available in active markets for identical investments as of the measurement date. The Company does not adjust the quoted price for these investments.
Level 2 — quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.
Level 3 — pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. These inputs require significant judgment or estimation by management or third parties when determining fair value and generally represent anything that does not meet the criteria of Levels 1 and 2. Due to the inherent uncertainty of these estimates, these values may differ materially from the values that would have been used had a ready market for these investments existed.
The carrying values of cash and cash equivalents, restricted cash, accounts receivable and other receivables, accounts payable, accrued liabilities and other liabilities approximate fair value because of the short-term nature of these instruments and falls under the Level 2 hierarchy. The estimated fair values of the Company’s real estate-related loan, mortgage loan and line of credit approximate their fair values since they bear interest at floating rates and were recently originated and falls under the Level 2 hierarchy. The Company’s derivative is classified as Level 2 and its fair value is derived from estimated values obtained from observable market data for similar instruments.
The Company uses significant judgement to estimate fair values of investments in real estate, and other intangible assets. In estimating their values, the Company considers significant unobservable inputs such as estimated cash flow projections that utilize appropriate discount and capitalization rates and available comparable market information. Estimates of future cash flows are based on a number of factors, including the historical operating results, known and anticipated trends, and market/economic conditions that may affect the property. These inputs are Level 3 inputs.
Valuation of assets measured at fair value
The Company elected the fair value option for its investments in commercial mortgage backed securities (“CMBS”). As such, any unrealized gains or losses on its investments in CMBS are recorded as a component of unrealized gains or losses on the investments on the Consolidated Statements of Operations. The Company determines the fair value of its CMBS utilizing third-party pricing service providers and broker-dealer quotations on the basis of last available bid price.
In determining the fair value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models for securities such as real estate debt generally consider the attributes applicable to a particular class of the security (e.g., credit rating, seniority), current market data, and estimated cash flows for each class and incorporate deal collateral performance such as prepayment speeds and default rates, as available.
As of June 30, 2021 and December 31, 2020, the Company’s $20.6 million and $24.7 million, respectively, of investments in CMBS were classified as Level 3.
Income Taxes
The Company has elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended, commencing with its taxable year ending December 31, 2019. As a REIT, the Company does not incur federal corporate income tax if it distributes 90% of its taxable income to its stockholders each year. Any deferred tax assets arising from the Company’s taxable loss carryforwards during periods prior to making a REIT election have been fully reserved, since it is unlikely such benefits will be realized. REITs are subject to a number of other organizational and operational requirements. Even if the Company qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.
Organization and Offering Expenses
Organization expenses are expensed as incurred and offering expenses are reflected as a reduction of additional paid-in
capital from the gross proceeds of the Offering. Any amounts due to the Adviser but not paid are recognized as a liability on the balance sheet.
As of June 30, 2021 and December 31, 2020, our Adviser and its affiliates had incurred approximately $6.3 million and $5.7 million, respectively, of organization and offering expenses on our behalf. The Company has agreed to reimburse these expenses ratably over a 60 month period beginning on July 6, 2022.
Earnings Per Share
The Company uses the
two-class
method in calculating earnings per share (“EPS”) when it issues securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company when, and if, the Company declares dividends on its common stock. Basic earnings per share (“Basic EPS”) for the Company’s common stock are computed by dividing net income allocable to common shareholders by the weighted average number of shares of common stock outstanding for the period, respectively. Diluted earnings per share (“Diluted EPS”) is calculated similarly, however, it reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, where such exercise or conversion would result in a lower earnings per share amount.
We include unvested shares of restricted stock in the computation of diluted EPS by using the more dilutive of the two-class
method or treasury stock method. Any anti-dilutive securities are excluded from the diluted EPS calculation. For each of the six months ended June 30, 2021 and 2020, there were no dilutive participating securities.
Segment Reporting
The Company operates in three reportable segments: multifamily properties, office properties and real estate-related loans and securities. The Company allocates resources and evaluates results based on the performance of each segment individually. The Company believes that segment net operating income is the key performance metric that captures the unique operating characteristics of each segment.
Share-Based Compensation
Equity-classified stock awards granted to employees and
non-employees
that have a service condition are measured at fair value at date of grant and re-measured
at fair value only upon a modification of the award.
The Company recognizes compensation expense on a straight-line basis over the requisite service period of each award, with the amount of compensation expense recognized at the end of a reporting period at least equal the portion of fair value of the respective award at grant date or modification date, as applicable, that has vested through that date. Compensation expense, which is adjusted for actual forfeitures upon occurrence, is included as a component of general and administrative expense on the statements of operations.
Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (“FASB”) issued guidance which provides temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from LIBOR and other interbank offered rates to alternative reference rates. The guidance is effective upon issuance and generally may be elected over time through December 31, 2022. The Company has not adopted any of the optional expedients or exceptions through June 30, 2021, but will continue to evaluate the possible adoption (including potential impact) of any such expedients or exceptions during the effective period as circumstances evolve.
In February 2016, the FASB issued a new leasing standard which requires lessees to clarify leases as either finance or operating leases based on certain criteria and record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The standard also eliminates current real estate-specific provisions and changes initial direct costs and lease executory costs for all entities. The new guidance will require lessees and lessors to capitalize, as initial direct costs, only those costs that are incurred due to the execution of a lease, with any other costs incurred, including allocated indirect costs, expensed as incurred. In addition, the new standard requires that lease and nonlease components of a contract be bifurcated, with nonlease components
(including reimbursements for real estate taxes, utilities, insurance and other common area maintenance and other executory costs) subject to the new revenue recognition standard effective upon adoption of the new leasing standard. In July 2018, the FASB issued an amendment to the leasing standard that allows lessors to elect, as a practical expedient, not to allocate the total consideration in a contract to lease and non-lease
components based on their relative standalone selling prices. Rather, this practical expedient allows lessors to elect to account for the combined component as an operating lease if (i) the timing and pattern of transfer of the lease component and nonlease component(s) are the same; (ii) the lease component would be classified as an operating lease if accounted for separately; and (iii) the lease component is the predominant component of the arrangement. If we elect this practical expedient subsequent to adoption, tenant recoveries and other components that would otherwise qualify as non-lease
components would be accounted for as lease components and recognized in rental revenues. The amendment also provided an optional transition method to make the initial application date of the new lease standard the date of adoption, with a cumulative- effect adjustment recognized to the opening balance of retained earnings. Consequently, for an entity that elects the optional transition method, the entity’s reporting and disclosures for comparative historical periods presented in the financial statements will continue to be in accordance with current GAAP. In December 2018, the FASB made a narrow-scope amendment that would preclude a lessor from having to recognize lessor costs paid by a lessee directly to a third-party when the lessor cannot reasonably estimate such costs. The Company expects to elect the package of practical expedients to not reassess (i) whether existing arrangements are or contain a lease, (ii) the classification of an operating or financing lease in a period prior to adoption, and (iii) any initial direct costs for existing leases. Additionally, the Company expects to elect to not use hindsight and carry forward its lease term assumptions when adopting Topic 842 and not recognize lease liabilities and lease assets for leases with a term of 12 months or less. The Company will adopt the new leasing standard effective January 1, 2022. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.
In June 2016, the FASB issued guidance on the measurement of credit losses on financial instruments. The standard will replace the incurred loss impairment methodology pursuant to GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance is effective for the Company beginning after December 15, 2022, including interim periods within that reporting period, with early adoption permitted after December 15, 2018, including interim periods within that reporting period. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

3. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
The Company consolidates entities in which it retains a controlling financial interest or entities that meet the definition of a variable interest entity (“VIE”) for which it is deemed to be the primary beneficiary. In performing an analysis of whether it is the primary beneficiary, at initial investment and at each quarterly reporting period, the Company considers whether it individually has the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and also has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The determination of whether an entity is a VIE, and whether the Company is the primary beneficiary, involves significant judgments, including the determination of which activities most significantly affect the entity’s performance, estimates about the current and future fair values and performance of assets held by the entity and/or general market conditions.
If an entity is determined to be a VIE, the Company evaluates whether it is the primary beneficiary. The primary beneficiary analysis is a qualitative analysis based on power and benefits. The Company consolidates a VIE if it has both power and benefits—that is, (i) the power to direct the activities of a VIE that most significantly influence the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE, or the right to receive benefits from the VIE that potentially could be significant to the VIE. The Company consolidates all VIEs for which it is the primary beneficiary, including the Company’s joint ventures with TruAmerica Multifamily, LLC (“TruAmerica”), Hines Interests Limited Partnership (“Hines”), Holland Partner Group (“Holland”) and Waterford Property Company (“Waterford”) to hold the Anzio Apartments/Arbors, Two Liberty, Ezlyn and Lakes properties, respectively (see Note 4). As of December 31, 2020, the total assets and liabilities of the Company’s consolidated VIEs, were $336.3 million and $234.0 million, respectively. Such amounts are included on the Company’s Consolidated Balance Sheets. For each of our Company’s consolidated VIEs, certain assets are pledged as collateral for specific obligations of the VIE. There are no creditors or other partners of the Company’s consolidated VIEs that have recourse to its general credit. The Company’s maximum exposure to the Company’s consolidated VIEs is limited to the Company’s variable interests in each VIE.
If a legal entity fails to meet any of the three characteristics of a VIE (due to insufficiency of equity, existence of non-substantive voting rights, or lack of a controlling financial interest), the Company then evaluates such entity under the voting model. Under the voting model, the Company consolidates the entity if it determines that it, directly or indirectly, has greater than 50% of the voting rights and that other equity holders do not have substantive participating rights.
If the Company has a variable interest in a VIE but is not the primary beneficiary, or if the Company has the ability to exercise significant influence over a voting interest entity but does not have control, it accounts for its investment using the equity method of accounting.
COVID-19
During the year ended December 31, 2020, the global outbreak of a new strain of coronavirus known as
COVID-19
was declared a pandemic. This outbreak continues to adversely impact global commercial activity and has contributed to significant uncertainty and volatility in financial markets. The global impact of the outbreak has been rapidly evolving, and has spread around the world with many countries and other jurisdictions instituting quarantines, shelter in place orders, restrictions on travel, and limiting significantly operations of non-essential
businesses in an effort to reduce the spread of infection. Among other effects, these actions have created a disruption in global supply chains, a reduction in purchases by consumers, significantly increased unemployment, a demand shock in oil prices and have adversely impacted a number of industries directly, such as transportation, hospitality and entertainment as well as economic stimulus and other government intervention. The outbreak is expected to have a continued adverse impact on economic and market conditions and has triggered a period of global economic slowdown with no known duration.
The rapid development and fluidity of this situation is without precedent in modern history and the ultimate adverse impact of the novel coronavirus at this time is unknown. Nevertheless, the novel coronavirus presents material uncertainty and risk with respect to the Company’s performance and financial results, such as negative impact to occupancy, rent collections, results of operations or market values of the Company’s properties, increased costs of operations, increased risk of defaults in its portfolio of real estate debt investments, decreased availability of financing arrangements, changes in law and/or regulation, and uncertainty regarding government and regulatory policy. The Company is unable to estimate the impact the novel coronavirus will have on its financial results at this time.
Investments in Real Estate
The Company evaluates each real estate acquisition to determine whether the integrated set of acquired assets and activities meets the definition of a business. Generally, acquisitions of real estate or in-substance
real estate are not expected to meet the definition of a business because substantially all of the fair value is concentrated in a single identifiable asset or group of similar identifiable assets (i.e. land, buildings and related intangible assets) or because the acquisition does not include a substantive process in the form of an acquired workforce or an acquired contract that cannot be replaced without significant cost, effort or delay. When evaluating acquired service or management contracts, the Company considers the nature of the services performed, the terms of the contract relative to similar arm’s length contracts, and the availability of comparable service providers in evaluating whether the acquired contract constitutes a substantive process. The acquisitions of Anzio Apartments, Two Liberty, Ezlyn, Lakes and Arbors properties were accounted for as asset acquisitions because substantially all of the fair value was concentrated in the land, buildings and related intangible assets.
For acquisitions of real estate and
in-substance
real estate that are accounted for as business combinations, the Company recognizes the assets acquired (including the intangible value of acquired above- or below-market
leases, acquired
in-place
leases, tenant relationships and other intangible assets or liabilities), liabilities assumed, noncontrolling interests, and previously existing ownership interests, if any, at fair value as of the acquisition date. Any excess (deficit) of the consideration transferred relative to the fair value of the net assets acquired is recognized as goodwill (bargain purchase gain). In business combinations, the preliminary purchase price allocation may be subject to change based upon additional information about facts and circumstances that existed as of the acquisition date, with such measurement period extending no later than 12 months from the acquisition date. Acquisition costs related to business combinations are expensed as incurred.
Acquisitions of real estate and
in-substance
real estate that do not meet the definition of a business are accounted for as asset acquisitions. The accounting model for asset acquisitions is similar to the accounting model for business combinations except that the consideration transferred (including acquisition costs) is allocated to the acquired assets and assumed liabilities on a relative fair value basis. As a result, asset acquisitions do not result in the recognition of goodwill or a bargain purchase gain. The results of operations of acquired properties are included in the Company’s results of operations from the respective dates of acquisition. Estimates of future cash flows used to estimate the fair values of identifiable assets acquired and liabilities assumed are based upon a number of factors including the property’s historical operating results, known and anticipated trends, and market and economic conditions. Values of buildings and improvements are determined on an as-if-vacant
basis.
The estimated fair value of acquired
in-place
leases include the costs the Company would have incurred to lease the properties to their occupancy levels at the date of acquisition. Such estimates include the fair value of leasing commissions, legal costs and other direct costs that would be incurred to lease the properties to such occupancy levels. The Company evaluates avoided costs over the time period over which occupancy levels at the date of acquisition would be achieved had the property been acquired vacant. Such evaluation includes an estimate of the net market-based rental revenues and net operating costs (primarily consisting of real estate taxes, insurance and utilities) that would be incurred during the
lease-up
period. Acquired
in-place
leases are amortized over the remaining lease terms as a component of depreciation and amortization expense.
For acquired
in-place
leases, above- and below-market lease values are recorded based on the present value (using an interest rate that reflects the risks associated with the lease acquired) of the difference between the contractual amounts to be paid pursuant to the in-place
leases and management’s estimate of fair market value lease rates for the corresponding in-place
leases. The values of acquired above- and
below-market
leases are amortized over the terms of the related leases and recognized as either increases (for below-market leases) or decreases (for above-market
leases) to rental revenue. Should a tenant terminate its lease, the unamortized portion of the in-place
lease value is charged to amortization expense and the unamortized portion of the above- or below-market lease value is charged to rental revenue.
Expenditures that improve or extend the life of an acquired property are capitalized and depreciated over their estimated useful life. Expenditures for ordinary maintenance and repairs are expensed as incurred.
The cost of buildings and improvements includes the purchase price of the Company’s properties and any acquisition-related
costs, along with any subsequent improvements to such properties. The Company’s investments in real estate are stated at cost and are generally depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Description	Depreciable Life
Building	30-40 years
Building and site improvements	5-10 years
Furniture, fixtures and equipment	1-7 years
Tenant improvements	Shorter of estimated useful life or lease term
In-place lease intangibles	Over lease term
Above and below market leases	Over lease term
Lease origination costs	Over lease term
The Company reviews its real estate portfolio on a periodic basis to ascertain if there are any indicators of impairment in the carrying values of any of its real estate assets, including deferred costs and intangibles, in order to determine if there is any need for an impairment charge. In reviewing the portfolio, the Company examines the type of asset, the economic situation in the area in which the asset is located, the economic situation in the industry in which the tenant is involved and the timeliness of the payments made by the tenant under its lease, as well as any current correspondence that may have been had with the tenant, including property inspection reports. For each real estate asset for which indicators of impairment are identified, the Company performs a recoverability analysis that compares future undiscounted cash flows expected to result from the use and eventual disposition of the asset to its carrying value. If the undiscounted cash flow analysis yields an amount which is less than the assets’ carrying amount, an impairment loss will be recorded equal to the amount by which the carrying value of the asset exceeds its estimated fair value. The estimated fair value is determined using a discounted cash flow model of the expected future cash flows through the useful life of the property. Real estate assets that are expected to be disposed of are valued at the lower of carrying amount or fair value less costs to sell on an individual asset basis. As of December 31, 2020, the Company had not identified any indicators of impairment with respect to its real estate portfolio.
Investments in Real Estate-Related Loans and Securities
Loans that the Company has the intent and ability to hold for the foreseeable future are classified as held for investment. Originated loans are recorded at amortized cost, or outstanding unpaid principal balance less net deferred loan fees. Net deferred loan fees include unamortized origination and other fees charged to the borrower less direct incremental loan origination costs incurred by the Company. Purchased loans are recorded at amortized cost, or unpaid principal balance plus purchase premium or less unamortized discount. Costs to purchase loans are expensed as incurred.
Interest income is recognized based upon contractual interest rate and unpaid principal balance of the loans. Net deferred loan fees on originated loans are deferred and amortized as adjustments to interest income over the expected life of the loans using the effective yield method. Premium or discount on purchased loans are amortized as adjustments to interest income over the expected life of the loans using the effective yield method. When a loan is prepaid, prepayment fees and any excess of proceeds over the carrying amount of the loan are recognized as additional interest income.
Loans that are past due 90 days or more as to principal or interest, or where reasonable doubt exists as to timely collection, are generally considered nonperforming and placed on nonaccrual. Interest receivable is reversed against interest income when loans are placed on nonaccrual status. Interest collected on a nonaccrual loan is either recognized as income on a cash basis or applied as a reduction to the loan’s carrying value, depending on the ultimate collectability of the loan. Loans may be restored to accrual status when all principal and interest are current and full repayment of the remaining contractual principal and interest are reasonably assured.
Unrealized gain/loss on floating rate debt security investments are determined using price quotations provided by independent third party valuation firms and are included in other income (expense) on the consolidated statement of operations.
Loans are considered to be impaired when it is probable that the Company will not be able to collect all amounts due in accordance with contractual terms, including consideration of the underlying collateral value. As of December 31, 2020, each of the Company’s real-estate
related loans was performing in accordance with its contractual terms and management has not established an allowance for loan losses.
Use of Estimates
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities and accrued expenses at the date of the balance sheet. The Company believes the estimates and assumptions underlying the consolidated financial statements are reasonable and supportable based on the information available as of December 31, 2020. However, uncertainty over the ultimate impact
COVID-19
will have on the global economy and the Company’s business makes any estimates and assumptions as of December 31, 2020 inherently less certain than they would be absent the current and potential impacts of
COVID-19.
Actual results could differ from those estimates.
Revenue Recognition
Rental revenue primarily consists of base rent arising from tenant leases at the Company’s properties. Rental revenue is recognized on a straight-line basis over the life of the lease, including any rent steps or abatement provisions. The Company begins to recognize revenue upon the acquisition of the related property or when a tenant takes possession of the leased space. Other rental revenues include amounts due from tenants for costs related to common area maintenance, real estate taxes, and other recoverable costs included in lease agreements. The Company recognizes the reimbursement of such costs incurred as tenant reimbursement income.
The Company periodically reviews tenant receivables and unbilled rent receivables to determine whether they are collectible. In making this determination, the Company considers each tenant’s payment history and financial condition. If a receivable is deemed to be uncollectible, the Company will either reserve for the receivable through an allowance, or write-off
the receivable.
On April 10, 2020, the Financial Accounting Standards Board (FASB) staff issued a question-and-answer
document to address stakeholder questions on the application of the lease accounting guidance for lease concessions related to the effects of the
COVID-19
pandemic.
Many lessors are, or will be, providing lease concessions to tenants impacted by the economic disruptions caused by the pandemic. For concessions related to the effects of the
COVID-19
pandemic, an entity will not have to analyze each contract to determine whether enforceable rights and obligations for concessions exist in the contract and can elect to apply or not apply the accounting for a change in lease provisions guidance in Accounting Standard Codification 840, Leases, to those contracts.
The Company has provided rent deferrals as concessions to tenants impacted by the pandemic. The Company has concluded that each concession does not represent a substantial increase in the rights of the lessor or the obligations of the lessee.
Accordingly, the Company has elected to not account for each concession as a change in the provisions of the lease and rather, has assumed each concession was always contemplated by the contract.
Cash and Cash Equivalents
Cash and cash equivalents represent cash held in banks, cash on hand, and liquid investments with original maturities of three months or less. The Company may have bank balances in excess of federally insured amounts; however, the Company deposits its cash and cash equivalents with high credit-quality institutions to minimize credit risk exposure.
Restricted Cash
As of December 31, 2020, restricted cash of $3.3 million consisted of $2.4 million for construction reserves, $0.4 million of security deposits and $0.5 million for real estate taxes. As of December 31, 2019, restricted cash of $0.7 million consisted of $0.1 million for construction reserves, $0.2 million of security deposits and $0.4 million for real estate taxes.
Deferred Charges
The Company’s deferred charges include financing and leasing costs. Deferred financing costs include legal, structuring, and other loan costs incurred by the Company for its financing agreements. Deferred financing costs related to the Company’s mortgage notes and term loans are recorded as an offset to the related liability and amortized over the term of the applicable financing instruments. Deferred financing costs related to the Company’s revolving credit facilities and affiliate line of credit are recorded as a component of Other Assets on the Company’s Consolidated Balance Sheets and amortized over the term of the applicable financing agreements. Deferred leasing costs incurred in connection with new leases, which consist primarily of brokerage and legal fees, are recorded as a component of Other Assets on the Company’s Consolidated Balance Sheets and amortized over the life of the related lease.
Derivative Instruments
In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments. The Company recognizes all derivatives as either assets or liabilities in the Consolidated Balance Sheets and measures those instruments at fair value. When the Company enters into a derivative contract, it may or may not elect to designate the derivative as a hedging instrument and apply hedge accounting as part of its overall risk management strategy. In other situations, when a derivative does not qualify for hedge accounting or when the derivative and the hedged item are both recorded in current-period
earnings and thus deemed to be economic hedges, hedge accounting is not applied. Freestanding derivatives are financial instruments that the Company enters into as part of its overall risk management strategy but do not utilize hedge accounting. These financial instruments may include interest-rate swaps and other derivative contracts. As of December 31, 2020, the Company had one interest-rate cap and one interest-rate swap contract. The derivatives are accounted for as freestanding and changes in fair value are recorded in current-period earnings.
Non-Controlling
Interests
Non-controlling
interests of $7.7 million as of December 31, 2020 represent interests held by TruAmerica, Hines, Holland and Waterford, our joint venture partners in Anzio Apartments, Two Liberty, Ezlyn, Lakes and Arbors properties, respectively.
Non-controlling
interests of $5.3 million as of December 31, 2019 represent interests held by TruAmerica, Hines and Holland, our joint venture partners in Anzio Apartments, Two Liberty Center and Ezlyn, respectively.
Fair Value Measurement
Under normal market conditions, the fair value of an investment is the amount that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Additionally, there is a hierarchal framework that prioritizes and ranks the level of market price observability used in measuring investments at fair value. Market price observability is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and the state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy:
Level 1 — quoted prices are available in active markets for identical investments as of the measurement date. The Company does not adjust the quoted price for these investments.
Level 2 — quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.
Level 3 — pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. These inputs require significant judgment or estimation by management or third parties when determining fair value and generally represent anything that does not meet the criteria of Levels 1 and 2. Due to the inherent uncertainty of these estimates, these values may differ materially from the values that would have been used had a ready market for these investments existed.
The carrying values of cash and cash equivalents, restricted cash, accounts receivable and other receivables, accounts payable, accrued liabilities and other liabilities approximate fair value because of the short-term nature of these instruments and falls under the Level 2 hierarchy. The estimated fair values of the Company’s real estate-related loan, mortgage loan and line of credit approximate their fair values since they bear interest at floating rates and were recently originated and falls under the Level 2 hierarchy. The Company’s derivative is classified as Level 2 and its fair value is derived from estimated values obtained from observable market data for similar instruments.
The Company uses significant judgement to estimate fair values of investments in real estate, and other intangible assets. In estimating their values, the Company considers significant unobservable inputs such as estimated cash flow projections that utilize appropriate discount and capitalization rates and available comparable market information. Estimates of future cash flows are based on a number of factors, including the historical operating results, known and anticipated trends, and market/economic conditions that may affect the property. These inputs are Level 3 inputs.
Valuation of assets measured at fair value
The Company elected the fair value option for its investments in commercial mortgage backed securities (“CMBS”). As such, any unrealized gains or losses on its investments in CMBS are recorded as a component of unrealized gains or losses on the investments on the Consolidated Statements of Operations. The Company determines the fair value of its CMBS utilizing third-party pricing service providers and broker-dealer quotations on the basis of last available bid price.
In determining the fair value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models for securities such as real estate debt generally consider the attributes applicable to a particular class of the security (e.g., credit rating, seniority), current market data, and estimated cash flows for each class and incorporate deal collateral performance such as prepayment speeds and default rates, as available.
As of December 31, 2020, the Company’s $24.7 million of investments in CMBS were classified as Level 3. All CMBS positions held by the Company have been transferred into Level 3 due to the lack of market quote depth during the year ended December 31, 2020. There were no transfers of investments into or from Level 3 during the year ended December 31, 2019.
Income Taxes
The Company has elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended, commencing with its taxable year ending December 31, 2019. As a REIT, the Company does not incur federal corporate income tax if it distributes 90% of its taxable income to its stockholders each year. Any deferred tax assets arising from the Company’s taxable loss carryforwards during periods prior to making a REIT election have been fully reserved, since it is unlikely such benefits will be realized. REITs are subject to a number of other organizational and operational requirements. Even if the Company qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.
Organization and Offering Expenses
As of December 31, 2020 and December 31, 2019, the Adviser and its affiliates had incurred approximately $5.7 million and $5.2 million, respectively, of organization and offering expenses on our behalf, which will be reimbursed ratably over a 60 month period following July 6, 2022. Under the previous terms, these costs would have begun reimbursement in December 2020. On December 6, 2019, the date on which we broke escrow for our Offering, the Company accrued approximately $0.9 million of organization expenses and $4.3 million of offering expenses.
Organizational expenses are expensed as incurred and offering expenses are reflected as a reduction of additional paid-in
capital as such amounts will be reimbursed to the Adviser or its affiliates from the gross proceeds of the Offering. Any amount due to the Adviser but not paid are recognized as a liability on the balance sheet.
Earnings Per Share
The Company uses the
two-class
method in calculating earnings per share (“EPS”) when it issues securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company when, and if, the Company declares dividends on its common stock. Basic earnings per share (“Basic EPS”) for the Company’s common stock are computed by dividing net income allocable to common shareholders by the weighted average number of shares of common stock outstanding for the period, respectively. Diluted earnings per share (“Diluted EPS”) is calculated similarly, however, it reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, where such exercise or conversion would result in a lower earnings per share amount.
We include unvested shares of restricted stock in the computation of diluted EPS by using the more dilutive of the two-class method or treasury stock method. Any anti-dilutive securities are excluded from the diluted EPS calculation. For the years ended December 31, 2020 and 2019, there were no dilutive participating securities.
Segment Reporting
The Company operates in three reportable segments: multifamily properties, office properties and real estate-related loans and securities. The Company allocates resources and evaluates results based on the performance of each segment individually. The Company believes that segment net operating income is the key performance metric that captures the unique operating characteristics of each segment.
Share-Based Compensation
Equity-classified stock awards granted to employees and non-employees that have a service condition are measured at fair value at date of grant and re-measured at fair value only upon a modification of the award.
The Company recognizes compensation expense on a straight-line basis over the requisite service period of each award, with the amount of compensation expense recognized at the end of a reporting period at least equal to the portion of fair value of the respective award at grant date or modification date, as applicable, that has vested through that date. Compensation expense, which is adjusted for actual forfeitures upon occurrence, is included as a component of general and administrative expense on the statements of operations.
Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (“FASB”) issued guidance which provides temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from LIBOR and other interbank offered rates to alternative reference rates. The guidance is effective upon issuance and generally may be elected over time through December 31, 2022. The Company has not adopted any of the optional expedients or exceptions through December 31, 2020, but will continue to evaluate the possible adoption (including potential impact) of any such expedients or exceptions during the effective period as circumstances evolve.
In February 2016, the FASB issued a new leasing standard which requires lessees to clarify leases as either finance or operating leases based on certain criteria and record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The standard also eliminates current real estate-specific provisions and changes initial direct costs and lease executory costs for all entities. The new guidance will require lessees and lessors to capitalize, as initial direct costs, only those costs that are incurred due to the execution of a lease, with any other costs incurred, including allocated indirect costs, expensed as incurred. In addition, the new standard requires that lease and nonlease components of a contract be bifurcated, with nonlease components (including reimbursements for real estate taxes, utilities, insurance and other common area maintenance and other executory costs) subject to the new revenue recognition standard effective upon adoption of the new leasing standard. In July 2018, the FASB issued an amendment to the leasing standard that allows lessors to elect, as a practical expedient, not to allocate the total consideration in a contract to lease and non-lease
components based on their relative standalone selling prices. Rather, this practical expedient allows lessors to elect to account for the combined component as an operating lease if (i) the timing and pattern of transfer of the lease component and nonlease component(s) are the same; (ii) the lease component would be classified as an operating lease if accounted for separately; and (iii) the lease component is the predominant component of the arrangement. If we elect this practical expedient subsequent to adoption, tenant recoveries and other components that would otherwise qualify as non-lease
components would be accounted for as lease components and recognized in rental revenues. The amendment also provided an optional transition method to make the initial application date of the new lease standard the date of adoption, with a cumulative-effect adjustment recognized to the opening balance of retained earnings. Consequently, for an entity that elects the optional transition method, the entity’s reporting and disclosures for comparative historical periods presented in the financial statements will continue to be in accordance with current GAAP. In December 2018, the FASB made a narrow-scope amendment that would preclude a lessor from having to recognize lessor costs paid by a lessee directly to a third-party
when the lessor cannot reasonably estimate such costs. The Company expects to elect the package of practical expedients to not reassess (i) whether existing arrangements are or contain a lease, (ii) the classification of an operating or financing lease in a period prior to adoption, and (iii) any initial direct costs for existing leases. Additionally, the Company expects to elect to not use hindsight and carry forward its lease term assumptions when adopting Topic 842 and not recognize lease liabilities and lease assets for leases with a term of 12 months or less. The Company will adopt the new leasing standard effective January 1, 2022. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.
In June 2016, the FASB issued guidance on the measurement of credit losses on financial instruments. The standard will replace the incurred loss impairment methodology pursuant to GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance is effective for the Company beginning after December 15, 2022, including interim periods within that reporting period, with early adoption permitted after December 15, 2018, including interim periods within that reporting period. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.